Discontinued Operations and Assets Held for Sale (Details) - Schedule of Operations of Cards Plus and Multipay - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Discontinued Operations [Member]
Condensed Income Statements, Captions [Line Items]
Discontinued Operations Total Revenues, net	$ 15,259	$ 579,246	$ 29,354	$ 1,021,556	$ 1,503,333	$ 1,678,780
Operating Expenses:
Cost of sales		336,540		520,064	665,269	653,773
General and administrative		372,750	12,268	658,132	1,021,649	1,892,783
Impairment loss		67,984		211,703	143,698
Depreciation and amortization	4,157	11,572	8,066	39,774	41,850	102,513
Total operating expenses	4,157	788,846	20,334	1,429,673	1,872,466	2,649,069
Income (loss) from operations	11,102	(209,600)	9,020	(408,117)	(369,133)	(970,289)
Other Income (Expense):
Other income	(224)	4,334		8,029	10,161	27,188
Interest expense, net				(364)	(364)	(5,164)
Other income, net	(224)	4,334		7,665	9,797	22,024
Income (Loss) before income taxes					(359,336)	(948,265)
Income tax expense					(7,327)	(6,030)
Income (Loss) from discontinued operations					(366,663)	(954,295)
Loss from sale of discontinued operations					(188,247)
Total loss from discontinued operations	5,694	(206,307)	3,349	(407,030)	(554,910)	(954,295)
Cards Plus [Member]
Condensed Income Statements, Captions [Line Items]
Discontinued Operations Total Revenues, net		510,142		883,300
Operating Expenses:
Cost of sales		336,540		520,064	665,269	653,773
General and administrative		167,390		322,699	412,243	606,110
Impairment loss		67,984		211,703	143,698
Depreciation and amortization		4,667		25,897	24,451	80,692
Total operating expenses		576,581		1,080,363	1,245,661	1,340,575
Income (loss) from operations					18,011	(22,546)
Other Income (Expense):
Other income		3,468		6,816
Other income (expense), net					8,919	6,867
Interest expense, net				(364)	(364)	(5,164)
Other income, net		3,468		6,452	8,555	1,703
Income (Loss) before income taxes					26,566	(20,843)
Income tax expense					(4,681)
Income (Loss) from discontinued operations					21,885	(20,843)
Loss from sale of discontinued operations					(188,247)
Total loss from discontinued operations		(62,971)		(195,292)
Total income (loss) from discontinued operations					(166,362)	(20,843)
Total Revenues, net					1,263,672	1,318,029
MultiPay [Member]
Condensed Income Statements, Captions [Line Items]
Discontinued Operations Total Revenues, net	15,259	69,104	29,354	138,256
Operating Expenses:
General and administrative		205,360	12,268	335,433	609,406	1,286,673
Depreciation and amortization	4,157	6,905	8,066	13,877	17,399	21,821
Total operating expenses	4,157	212,265	20,334	349,310	626,805	1,308,494
Income (loss) from operations	11,102	(143,161)	9,020	(211,054)	(387,144)	(947,743)
Other Income (Expense):
Other income	(224)	866		1,213	1,242	20,321
Other income (expense), net					1,242	20,321
Other income, net	(224)	866		1,213
Income (Loss) before income taxes					(385,902)	(927,422)
Income tax expense					(2,646)	(6,030)
Income (Loss) from discontinued operations					(388,548)	(933,452)
Total loss from discontinued operations	$ 5,694	$ (143,336)	$ 3,439	$ (211,738)
Total Revenues, net					$ 239,661	$ 360,751